GOODWILL AND OTHER INTANGIBLE ASSETS - Gross Amount and Accumulated Impairment Losses of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 3,581	$ 4,769
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	12,211
Accumulated impairment losses
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (8,630)